Investment in Associate Company - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 55,079,016	$ 60,878,427
Current liabilities	(24,358,487)	(23,164,238)
Equity/(Capital deficiency)	6,370,835	8,365,220	$ 32,668,712	$ 57,303,743
Jaguahr Therapeutics Pte.Ltd.
Disclosure of subsidiaries [line items]
Current assets	1,173	54,906
Current liabilities	(25,984)	(30,371)
Equity/(Capital deficiency)	$ (24,811)	$ 24,535